Financial instruments - Additional information (Details)	12 Months Ended
Dec. 31, 2021
Debt securities | Minimum
Disclosure of detailed information about financial instruments
Debt instrument interest rate	7.00%
Debt securities | Maximum
Disclosure of detailed information about financial instruments
Debt instrument interest rate	9.95%
Long-term loans | Maximum
Disclosure of detailed information about financial instruments
Financial assets maturity	5 years
Long-term loans | Comparable marketable interest rate | Minimum
Disclosure of detailed information about financial instruments
Measurement input	0.08
Long-term loans | Comparable marketable interest rate | Maximum
Disclosure of detailed information about financial instruments
Measurement input	0.35